INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of Intangible assets

	December 25,	June 26,
	2021	2021
Dispensary Licenses	$121,292	$121,292
Customer Relationships	17,748	17,748
Management Agreement	7,595	7,595
Capitalized Software	10,158	9,697
Intellectual Property	5,534	6,277

Total Intangible Assets	162,327	162,609

Dispensary Licenses	(24,941)	(22,127)
Customer Relationships	(19,290)	(16,463)
Management Agreement	(864)	(765)
Capitalized Software	(5,843)	(4,667)
Intellectual Property	(3,811)	(3,207)

Less Accumulated Amortization	(54,749)	(47,229)

Intangible Assets, Net	$107,578	$115,380

Medmen Enterprises Inc. [Member]
Schedule of Intangible assets

	2021	2020

Dispensary Licenses	$121,291,616	$127,975,281
Customer Relationships	17,747,600	17,747,600
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,696,903	9,255,026
Intellectual Property	6,276,959	8,520,121

Total Intangible Assets	162,608,015	171,092,965

Dispensary Licenses	(22,125,635)	(16,114,407)
Customer Relationships	(16,463,017)	(6,531,889)
Management Agreement	(765,136)	(565,972)
Capitalized Software	(4,667,235)	(2,273,432)
Intellectual Property	(3,207,464)	(5,496,231)

Less Accumulated Amortization	(47,228,487)	(30,981,931)

Intangible Assets, Net	$115,379,528	$140,111,034